DEBT - Schedule of Long-Term Debt Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total debt	$ 1,283,100	$ 1,387,584
$800 million credit facility
Debt Instrument [Line Items]
Total debt	595,000	672,000
2015 Norwegian Bonds
Debt Instrument [Line Items]
Total debt	150,000	150,000
2017 Norwegian Bonds
Debt Instrument [Line Items]
Total debt	250,000	250,000
NR Satu Facility
Debt Instrument [Line Items]
Total debt	88,863	103,500
Eskimo SPV Debt
Debt Instrument [Line Items]
Total debt	$ 199,237	$ 212,084